Note 4 - Revenue and Segmental Information - Segment Analysis (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 13,617	$ 9,111	$ 39,036	$ 33,647	$ 32,250
Costs of sales	(11,960)	(7,446)	(32,726)	(28,524)	(4,977)
Gross profit	1,657	1,665	6,310	5,123	27,273
General and administrative expenses	(1,291)	(2,079)	(7,685)	(12,814)	(9,316)
Gain/(loss) on sale of assets	38	(4)	(2,615)	1,356
Depreciation and amortization	(437)		(1,420)	(1,260)	(651)
Operating profit/(loss)	(33)	(829)	(5,410)	(7,595)	17,306
Restructuring costs	(525)	(40)	(2,017)	(1,873)
Finance expense - net	(796)		(3,239)	(3,386)	(587)
Profit/(loss) before income tax	(1,354)	(1,711)	(10,666)	(34,137)	10,919
Income tax	(92)	12	(557)	6,258	(5,338)
Loss for the period	(1,446)	$ (1,699)	(11,223)	(27,879)	5,581
Revenue	13,617		39,036	33,647	32,250
Impairment of assets				(10,191)
Impairment of goodwill				(11,092)
Transaction costs					(5,800)
Assets	73,109		65,395	76,312	100,836
Liabilities	(50,593)		(41,410)	(39,309)	(36,230)
Net assets	22,516		23,985	37,003	64,606
Solar development segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	13,484
Costs of sales	(11,864)		(32,317)	(27,482)	(4,948)
Gross profit	1,620		5,483	4,325	666
General and administrative expenses	(567)		(2,823)	(2,173)	(598)
Gain/(loss) on sale of assets	5		(30)	213
Depreciation and amortization	(422)		(1,272)	(1,233)	(646)
Operating profit/(loss)	636		1,358	1,132	(578)
Restructuring costs	(15)		(8)	(335)
Finance expense - net	(358)		(1,354)	(1,283)	(363)
Profit/(loss) before income tax	263		(4)	(486)	(941)
Income tax	(92)		(572)	(85)	294
Loss for the period	171		(576)	(571)	(647)
Revenue			37,800	31,807	5,614
Impairment of assets
Impairment of goodwill
Transaction costs
Assets	45,881		35,472	34,421	24,268
Liabilities	(21,171)		(13,603)	(6,473)	(4,620)
Net assets	24,710		21,869	27,948	19,648
Power services segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	133
Costs of sales	(96)		(409)	(1,042)	(29)
Gross profit	37		827	798	26,607
General and administrative expenses	(206)		(2,148)	(6,468)	(4,544)
Gain/(loss) on sale of assets	41		(2,585)	1,143
Depreciation and amortization	(14)		(140)	(19)	(4)
Operating profit/(loss)	(142)		(4,046)	(4,546)	22,059
Restructuring costs	(39)		7	(964)
Finance expense - net	(49)		(221)	(400)	(174)
Profit/(loss) before income tax	(230)		(4,260)	(27,193)	21,885
Income tax			15	6,291	(6,078)
Loss for the period	(230)		(4,245)	(20,902)	15,807
Revenue			1,236	1,840	26,636
Impairment of assets				(10,191)
Impairment of goodwill				(11,092)
Transaction costs
Assets	26,534		29,538	41,270	42,235
Liabilities	(5,766)		(6,085)	(11,101)	(27,858)
Net assets	20,768		23,453	30,169	14,377
Corporate office segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers
Costs of sales
Gross profit
General and administrative expenses	(518)		(2,714)	(4,173)	(4,174)
Gain/(loss) on sale of assets	(8)
Depreciation and amortization	(1)		(8)	(8)	(1)
Operating profit/(loss)	(527)		(2,722)	(4,181)	(4,454)
Restructuring costs	(471)		(2,016)	(574)
Finance expense - net	(389)		(1,664)	(1,703)	(50)
Profit/(loss) before income tax	(1,387)		(6,402)	(6,458)	(10,025)
Income tax				52	446
Loss for the period	(1,387)		(6,402)	(6,406)	(9,579)
Revenue
Impairment of assets
Impairment of goodwill
Transaction costs					(5,800)
Assets	694		385	621	34,333
Liabilities	(23,656)		(21,722)	(21,735)	(3,752)
Net assets	$ (22,962)		$ (21,337)	$ (21,114)	$ 30,581